Long-Term Debt and Short-Term Borrowings - Year End (Details) € in Millions, $ in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Sep. 30, 2016 USD ($)	May 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Aug. 31, 2015 USD ($)	May 31, 2015 EUR (€)	Nov. 30, 2014 EUR (€)	Jul. 31, 2014 EUR (€)	Jun. 30, 2014 USD ($)	Dec. 31, 2004 USD ($)
Long-Term Debt
Total long-term debt	$ 11,478.0				$ 9,878.0
Long-term debt, excluding current portion	10,678.0				8,753.0
Short-Term Borrowings and Current Portion of Long-Term Debt
Short-term borrowings and current portion of long-term debt	972.0				2,044.0
Maturities of long-term debt
2017	800.0
2018	1,042.0
2019	623.0
2020	1,176.0
2021	1,246.0
After 2021	6,591.0
Total long-term debt	11,478.0				9,878.0
Floating rate note payments due in 2017	150.0
Floating rate note payments due in 2018	$ 71.0
Current portion of long-term debt
Long-Term Debt
Interest rate - effective	1.01%	1.01%
Total long-term debt	$ 800.0				1,125.0
Maturities of long-term debt
Total long-term debt	$ 800.0				1,125.0
Other borrowings
Long-Term Debt
Interest rate - effective	0.48%	0.48%
Short-Term Borrowings and Current Portion of Long-Term Debt
Short-term borrowings and current portion of long-term debt	$ 172.0				$ 919.0
Fixed-rate debt
Long-Term Debt
Interest rate - effective	2.42%	2.42%			2.54%
Total long-term debt	$ 8,372.0				$ 6,712.0
Maturities of long-term debt
Total long-term debt	$ 8,372.0				$ 6,712.0
Floating-rate debt
Long-Term Debt
Interest rate - effective	0.48%	0.48%			0.32%
Total long-term debt	$ 3,106.0				$ 3,166.0
Maturities of long-term debt
Total long-term debt	3,106.0				3,166.0
Fixed rate medium term note matured 2016
Long-Term Debt
Principal amount	1,000.0
Total long-term debt					999.0
Maturities of long-term debt
Total long-term debt					999.0
Fixed rate medium term note due 2017
Long-Term Debt
Principal amount	$ 650.0
Interest rate - effective	1.10%	1.10%
Total long-term debt	$ 649.0				648.0
Maturities of long-term debt
Total long-term debt	649.0				648.0
Floating rate Euro Medium term note due 2018
Long-Term Debt
Principal amount | €		€ 500.0
Total long-term debt	523.0				545.0
Maturities of long-term debt
Total long-term debt	523.0				545.0
Floating rate medium term note due 2018
Long-Term Debt
Principal amount	$ 450.0
Interest rate - effective	0.98%	0.98%
Total long-term debt	$ 448.0				448.0
Maturities of long-term debt
Total long-term debt	448.0				448.0
Floating rate medium term note due 2019
Long-Term Debt
Principal amount	$ 600.0
Interest rate - effective	1.00%	1.00%
Total long-term debt	$ 598.0				597.0
Maturities of long-term debt
Total long-term debt	598.0				597.0
Fixed rate medium term note due 2019
Long-Term Debt
Principal amount	$ 25.0									$ 625.0
Interest rate - effective	1.74%	1.74%
Total long-term debt	$ 25.0				25.0
Maturities of long-term debt
Total long-term debt	25.0				25.0
Floating rate Euro medium term note due 2020
Long-Term Debt
Principal amount | €		€ 650.0
Total long-term debt	680.0				708.0
Maturities of long-term debt
Total long-term debt	680.0				708.0
Floating rate medium term note due 2020
Long-Term Debt
Principal amount	$ 300.0
Interest rate - effective	1.06%	1.06%
Total long-term debt	$ 297.0				297.0
Maturities of long-term debt
Total long-term debt	297.0				297.0
Fixed rate medium term note due 2020
Long-Term Debt
Principal amount	$ 200.0
Interest rate - effective	2.12%	2.12%
Total long-term debt	$ 199.0				198.0
Maturities of long-term debt
Total long-term debt	$ 199.0				198.0
Floating rate Eurobond Due 2021
Long-Term Debt
Principal amount | €		€ 300.0
Interest rate - effective	0.01%	0.01%
Total long-term debt	$ 336.0				348.0
Maturities of long-term debt
Total long-term debt	$ 336.0				348.0
Fixed rate Eurobond Due 2021
Long-Term Debt
Principal amount | €		€ 300.0
Interest rate - effective	1.97%	1.97%
Total long-term debt	$ 312.0				326.0
Maturities of long-term debt
Total long-term debt	312.0				326.0
Fixed rate medium term notes due 2021
Long-Term Debt
Principal amount	$ 600.0
Interest rate - effective	1.63%	1.63%
Total long-term debt	$ 598.0
Maturities of long-term debt
Total long-term debt	$ 598.0
Fixed rate euro medium term note due February 2022
Long-Term Debt
Principal amount | €		€ 500.0
Interest rate - effective	0.45%	0.45%
Total long-term debt	$ 520.0
Maturities of long-term debt
Total long-term debt	520.0
Fixed rate medium term note due 2022
Long-Term Debt
Principal amount	$ 600.0
Interest rate - effective	2.17%	2.17%
Total long-term debt	$ 593.0				592.0
Maturities of long-term debt
Total long-term debt	$ 593.0				592.0
Fixed rate Euro medium term note due 2023
Long-Term Debt
Principal amount | €		€ 600.0
Interest rate - effective	1.14%	1.14%
Total long-term debt	$ 619.0				644.0
Maturities of long-term debt
Total long-term debt	619.0				644.0
Fixed rate medium term note due 2025
Long-Term Debt
Principal amount	$ 550.0
Interest rate - effective	3.04%	3.04%
Total long-term debt	$ 546.0				545.0
Maturities of long-term debt
Total long-term debt	$ 546.0				545.0
Fixed rate Euro Medium term note due 2026
Long-Term Debt
Principal amount | €		€ 750.0
Interest rate - effective	1.71%	1.71%
Total long-term debt	$ 770.0				801.0
Maturities of long-term debt
Total long-term debt	770.0				801.0
Fixed rate medium term notes due 2026
Long-Term Debt
Principal amount	$ 650.0
Interest rate - effective	2.25%	2.25%
Total long-term debt	$ 640.0
Maturities of long-term debt
Total long-term debt	640.0
Fixed rate 30-year debenture due 2028
Long-Term Debt
Principal amount	$ 330.0
Interest rate - effective	6.01%	6.01%
Total long-term debt	$ 342.0				343.0
Maturities of long-term debt
Total long-term debt	$ 342.0				343.0
Fixed rate Euro medium term note due 2030
Long-Term Debt
Principal amount | €		€ 500.0
Interest rate - effective	1.90%	1.90%
Total long-term debt	$ 512.0				533.0
Maturities of long-term debt
Total long-term debt	$ 512.0				533.0
Fixed rate euro medium term note due 2031
Long-Term Debt
Principal amount | €		€ 500.0
Interest rate - effective	1.54%	1.54%
Total long-term debt	$ 518.0
Maturities of long-term debt
Total long-term debt	518.0
Fixed rate 30-year bond due 2037
Long-Term Debt
Principal amount	$ 750.0
Interest rate - effective	5.73%	5.73%
Total long-term debt	$ 743.0				743.0
Maturities of long-term debt
Total long-term debt	743.0				743.0
Floating rate note due 2041
Long-Term Debt
Principal amount	$ 96.0
Interest rate - effective	0.65%	0.65%
Total long-term debt	$ 96.0				96.0
Maturities of long-term debt
Total long-term debt	96.0				96.0
Fixed rate medium term note due 2044
Long-Term Debt
Principal amount	$ 325.0
Interest rate - effective	4.05%	4.05%
Total long-term debt	$ 313.0				313.0
Maturities of long-term debt
Total long-term debt	313.0				313.0
Floating rate note due 2044
Long-Term Debt
Principal amount	$ 55.0										$ 60.0
Interest rate - effective	0.61%	0.61%
Total long-term debt	$ 54.0				55.0
Maturities of long-term debt
Total long-term debt	54.0				55.0
Fixed rate medium term notes due 2046
Long-Term Debt
Principal amount	$ 500.0
Interest rate - effective	3.13%	3.13%
Total long-term debt	$ 473.0
Maturities of long-term debt
Total long-term debt	$ 473.0
Various fixed and floating rate Other borrowings due 2015-2040
Long-Term Debt
Interest rate - effective	0.82%	0.82%
Total long-term debt	$ 74.0				74.0
Maturities of long-term debt
Total long-term debt	$ 74.0				$ 74.0
May 2016 Euro medium term notes issued
Long-Term Debt
Principal amount | €				€ 1,000.0
September 2016 medium term notes issued
Long-Term Debt
Principal amount			$ 1,750.0
May 2015 Euro medium term notes issued
Long-Term Debt
Principal amount | €							€ 1,750.0
August 2015 medium term notes issued
Long-Term Debt
Principal amount						$ 1,500.0
June 2014 medium term notes issued
Long-Term Debt
Principal amount										$ 950.0
November 2014 Euro medium term notes issued
Long-Term Debt
Principal amount | €								€ 1,250.0
Fixed rate Eurobond which matured in July 2014
Long-Term Debt
Principal amount | €									€ 1,025.0